CONDENSED CONSOLIDATED INTERIM STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Number of ordinary shares [Member]		Accumulated other comprehensive income [Member]	Other reserve [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2019		[1]	$ 41	$ 11,398	$ 63,392	$ (62,912)	$ 11,919
BALANCE, shares at Dec. 31, 2019	17,864,684
CHANGES DURING MONTHS ENDED JUNE 30:
Net loss for the period	$ 0		0	0	0	(6,108)	(6,108)
Exercise of options to ordinary shares		[1]	0	(35)	103	0	68
Exercise of warrants to ordinary shares, shares	31,954
Issuance of shares and warrant due to a private placement, net of issuance costs		[1]	0	0	573	0	573
Issuance of shares and warrant due to a private placement, net of issuance costs, shares	337,553
Expiration of options and warrants	$ 0		0	(1,672)	1,672	0	0
Share-based compensation	0		0	777	0	0	777
BALANCE at Jun. 30, 2020		[1]	41	10,468	65,740	(69,020)	7,229
BALANCE, shares at Jun. 30, 2020	18,234,191
BALANCE at Mar. 31, 2020		[1]	4	11,598	64,206	(65,830)	10,015
BALANCE, shares at Mar. 31, 2020	18,234,191
CHANGES DURING MONTHS ENDED JUNE 30:
Net loss for the period	$ 0		0	0	0	(3,190)	(3,190)
Expiration of warrants	0		0	(1,534)	1,534	0	0
Share-based compensation	0		0	404	0	0	404
BALANCE at Jun. 30, 2020		[1]	41	10,468	65,740	(69,020)	7,229
BALANCE, shares at Jun. 30, 2020	18,234,191
BALANCE at Dec. 31, 2020		[1]	41	8,924	70,595	(72,895)	$ 6,665
BALANCE, shares at Dec. 31, 2020	21,057,922						21,057,922
CHANGES DURING MONTHS ENDED JUNE 30:
Net loss for the period	$ 0		0			(14,642)	$ (14,642)
Exercise of warrants to ordinary shares		[1]	0		12,725	0	12,725
Exercise of warrants to ordinary shares, shares	3,175,050
Exercise of options to ordinary shares		[1]	0	(139)	413	0	274
Exercise of warrants to ordinary shares, shares	99,974
Issuance of shares under the ATM program, net of issuance costs		[1]	0	0	19,343	0	19,343
Issuance of shares under the ATM program, net of issuance costs, shares	3,946,265
Vested restricted share units	$ 0		0	(13)	13	0	0
Vested restricted share units shares	7,000
Share-based compensation	$ 0		0	950	0	0	950
BALANCE at Jun. 30, 2021		[1]	41	9,722	103,089	(87,537)	$ 25,315
BALANCE, shares at Jun. 30, 2021	28,286,211						28,286,111
BALANCE at Mar. 31, 2021		[1]	41	9,128	80,827	(82,383)	$ 7,613
BALANCE, shares at Mar. 31, 2021	23,776,785
CHANGES DURING MONTHS ENDED JUNE 30:
Net loss for the period	$ 0		0			(5,154)	(5,154)
Exercise of warrants to ordinary shares		[1]	0	0	12,701	0	12,701
Exercise of warrants to ordinary shares, shares	3,080,832
Exercise of options to ordinary shares		[1]	0	(29)	77	0	48
Exercise of warrants to ordinary shares, shares	28,594
Issuance of shares under the ATM program, net of issuance costs		[1]	0	0	9,484	0	9,484
Issuance of shares under the ATM program, net of issuance costs, shares	1,400,000
Share-based compensation	$ 0		0	623	0	0	623
BALANCE at Jun. 30, 2021		[1]	$ 41	$ 9,722	$ 103,089	$ (87,537)	$ 25,315
BALANCE, shares at Jun. 30, 2021	28,286,211						28,286,111

[1]	Represents an amount less than one thousand US dollars.